38. Insurance (Tables)	12 Months Ended
Dec. 31, 2020
Insurance [Abstract]
Schedule of main assets, liabilities or interests insured amounts

The main assets, liabilities or interests covered by insurance and their respective amounts are as follows:

Description	Insured amounts
Operating risks	R$ 34,983,023
General Civil Liability - RCG	R$ 80,000
Cyber risks	R$ 28,521
Automobile (executives and operational fleet)	R$ 1,000 for optional civil liability (property damage and bodily harm) and R$ 100 for pain and suffering.